UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2010

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 7.4%	PRINCIPAL AMOUNT	VALUE
Fannie Mae Discount Notes:
1/3/11	$2,000,000	$1,999,957
5/4/11	2,000,000	1,998,087
Federal Home Loan Bank:
0.35%, 4/1/11	1,000,000	999,862
0.70%, 4/18/11	2,000,000	2,000,825
0.80%, 5/6/11	2,000,000	2,001,657
0.50%, 12/23/11	2,000,000	2,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $11,000,388)		11,000,388

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS - 0.1%
Colson Services Corporation Loan Sets:
2.00%, 1/22/11 (c)(h)(r)	159	159
2.125%, 5/29/12 (c)(h)(r)	62,581	62,580
2.00%, 8/10/12 (c)(h)(r)	79,192	79,281

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $142,020)		142,020

VARIABLE RATE DEMAND NOTES - 86.9%
2880 Stevens Creek LLC, 0.35%, 11/1/33, LOC: Bank of the West (r)	2,020,000	2,020,000
Akron Hardware Consultants, Inc., 0.60%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,486,000	1,486,000
Bayfront Regional Development Corp., 0.32%, 11/1/27, LOC: PNC Bank (r)	5,700,000	5,700,000
Blount County Tennessee Public Building Authority Revenue, 0.43%, 6/1/26, LOC: KBC Bank (r)	5,000,000	5,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.35%, 6/1/22, LOC: Comerica Bank (r)	2,095,000	2,095,000
Butler County Alabama IDA Revenue, 0.95%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	390,000	390,000
California Statewide Communities Development Authority MFH Revenue:
0.46%, 11/1/31, LOC: U.S. Bank (r)	1,300,000	1,300,000
0.27%, 3/15/34, LOC: Fannie Mae (r)	2,350,000	2,350,000
CIDC-Hudson House LLC New York Revenue, 0.85%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	385,000	385,000
Florida State Housing Finance Corp. MFH Revenue:
0.32%, 10/15/32, LOC: Fannie Mae (r)	2,030,000	2,030,000
Series B, 0.38%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Series J-2, 0.38%, 10/15/32, LOC: Fannie Mae (r)	1,730,000	1,730,000
0.36%, 11/1/32, LOC: Freddie Mac (r)	550,000	550,000
HBPWH Building Co., 0.34%, 11/1/22, LOC: Wells Fargo Bank (r)	750,000	750,000
HHH Investment Co., 0.35%, 7/1/29, LOC: Bank of the West (r)	2,030,000	2,030,000
Hills City Iowa Health Facilities Revenue, 0.33%, 8/10/35, LOC: U.S. Bank (r)	4,425,000	4,425,000
Kaneville Road Joint Venture, Inc., 0.39%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	6,475,000	6,475,000
Kansas State Development Finance Authority MFH Revenue, 0.35%, 7/1/30, LOC: Freddie Mac (r)	400,000	400,000
Legacy Park LLC, 0.71%, 1/1/50, LOC: Fifth Third Bank (r)	1,000,000	1,000,000
Los Angeles California MFH Revenue, 0.30%, 12/15/34, LOC: Fannie Mae (r)	800,000	800,000
Main & Walton Development Co., 0.27%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	4,780,000	4,780,000
Milpitas California MFH Revenue, 0.25%, 8/15/33, LOC: Fannie Mae (r)	2,000,000	2,000,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 0.40%, 5/1/25, LOC: FHLB (r)	2,780,000	2,780,000
Ness Family Partners LP, 0.36%, 9/1/34, LOC: Bank of the West (r)	890,000	890,000
New Jersey Economic Development Authority Revenue, 0.23%, 9/1/31, LOC: Lloyds TSB Bank, LOC: Bank of Nova Scotia (r)	6,100,000	6,100,000
New York City GO, 0.30%, 1/1/36, LOC: Dexia Credit Local (r)	5,070,000	5,070,000
New York City Housing Development Corp. MFH Mortgage Revenue, 0.32%, 5/15/39, LOC: Fannie Mae (r)	935,000	935,000
New York City Housing Development Corp. MFH Revenue:
0.31%, 11/15/31, LOC: Fannie Mae (r)	1,450,000	1,450,000
0.30%, 6/15/34, LOC: Fannie Mae (r)	1,400,000	1,400,000
0.35%, 11/15/35, LOC: Fannie Mae (r)	1,495,000	1,495,000
0.30%, 12/1/35, LOC: Freddie Mac (r)	11,145,000	11,145,000
0.28%, 11/15/37, LOC: Fannie Mae (r)	2,380,000	2,380,000
0.32%, 11/1/38, LOC: Freddie Mac (r)	6,400,000	6,400,000
New York State MMC Corp. Revenue, 0.85%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,430,000	3,430,000
Osprey Properties Company, LLC, 0.29%, 6/1/27, LOC: Wells Fargo Bank (r)	4,600,000	4,600,000
Peoploungers, Inc., 0.45%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,040,000	2,040,000
Portage Indiana Industrial Pollution Control Revenue, 0.59%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Rathbone LLC, 0.45%, 1/1/38, LOC: Comerica Bank (r)	3,460,000	3,460,000
Shawnee Kansas Private Activity Revenue, 0.65%, 12/1/12, LOC: JPMorgan Chase Bank (r)	1,575,000	1,575,000
Sheridan Colorado Redevelopment Agency Tax Allocation, 0.70%, 12/1/29, LOC: JPMorgan Chase Bank (r)	5,600,000	5,600,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.59%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	1,500,000	1,500,000
St. Joseph County Indiana Economic Development Revenue, 1.76%, 6/1/27, LOC: FHLB (r)	275,000	275,000
Utah State Housing Corp. MFH Revenue, 0.35%, 4/1/42, LOC: Freddie Mac (r)	3,125,000	3,125,000
Utah State Housing Corp. Single Family Revenue, 0.34%, 7/1/36, LOC: Fannie Mae & Freddie Mac (r)	2,405,000	2,405,000
Virginia Commonwealth University Health System Revenue, 0.38%, 7/1/37, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Washington State MFH Finance Commission Revenue:
0.32%, 6/15/32, LOC: Fannie Mae (r)	780,000	780,000
0.32%, 7/15/32, LOC: Fannie Mae (r)	715,000	715,000
0.28%, 7/15/34, LOC: Fannie Mae (r)	1,470,000	1,470,000
0.27%, 5/15/35, LOC: Fannie Mae (r)	650,000	650,000
0.27%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Variable Rate Demand Notes (Cost $130,266,000)		130,266,000

U.S. TREASURY - 1.3%
United States Treasury Notes, 0.875%, 5/30/11	2,000,000	2,005,280

Total U.S. Treasury (Cost $2,005,280)		2,005,280

MUNICIPAL OBLIGATIONS - 3.0%
Metropolitan Washington DC Airport Authority System Commercial Paper:
0.65%, 1/20/11, LOC: Landesbank Baden-Wuerttemberg	1,500,000	1,500,000
0.65%, 2/2/11, LOC: Landesbank Baden-Wuerttemberg	3,000,000	3,000,000

Total Municipal Obligations (Cost $4,500,000)		4,500,000

TOTAL INVESTMENTS (Cost $147,913,688) - 98.7%		147,913,688
Other assets and liabilities, net - 1.3%		2,022,160
NET ASSETS - 100%		$149,935,848

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h) Represents rate in effect at December 31, 2010, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2010, the prime rate was 3.25%.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 62.1%	SHARES	VALUE
Aerospace & Defense - 0.6%
BE Aerospace, Inc.*	50,485	$1,869,460
Rockwell Collins, Inc.	16,700	972,942
		2,842,402

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	65,200	5,228,388
FedEx Corp.	14,907	1,386,500
United Parcel Service, Inc., Class B	21,515	1,561,559
		8,176,447

Beverages - 0.3%
PepsiCo, Inc.	20,945	1,368,337

Biotechnology - 0.5%
Amgen, Inc.*	19,810	1,087,569
Gilead Sciences, Inc.*	34,490	1,249,918
		2,337,487

Capital Markets - 2.9%
Federated Investors, Inc., Class B	12,500	327,125
Franklin Resources, Inc.	45,200	5,026,692
Goldman Sachs Group, Inc.	37,515	6,308,522
SEI Investments Co.	14,200	337,818
T. Rowe Price Group, Inc.	29,314	1,891,926
		13,892,083

Chemicals - 1.1%
Ecolab, Inc.	103,200	5,203,344

Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	91,100	5,531,592
US Bancorp	197,400	5,323,878
		10,855,470

Communications Equipment - 1.7%
Cisco Systems, Inc.*	58,380	1,181,027
QUALCOMM, Inc.	139,590	6,908,309
		8,089,336

Computers & Peripherals - 3.4%
Apple, Inc.*	19,320	6,231,859
EMC Corp.*	373,214	8,546,601
Western Digital Corp.*	37,400	1,267,860
		16,046,320

Consumer Finance - 1.5%
American Express Co.	38,030	1,632,248
Capital One Financial Corp.	132,800	5,651,968
		7,284,216

Diversified Financial Services - 2.5%
Bank of America Corp.	89,897	1,199,226
First Republic Preferred Capital Corp., Preferred (e)	500	514,000
IntercontinentalExchange, Inc.*	24,800	2,954,920
JPMorgan Chase & Co.	142,545	6,046,759
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	350,000
Trust II, Preferred (b)(e)	500,000	350,000
Trust III, Preferred (b)(e)	500,000	350,000
Trust IV, Preferred (b)(e)	500,000	350,000
		12,114,905

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	48,815	1,434,185

Electronic Equipment & Instruments - 0.6%
Amphenol Corp.	25,600	1,351,168
Jabil Circuit, Inc.	76,150	1,529,854
		2,881,022

Energy Equipment & Services - 3.3%
Cameron International Corp.*	147,700	7,492,821
FMC Technologies, Inc.*	91,100	8,099,701
		15,592,522

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	14,080	1,016,717

Food Products - 1.7%
General Mills, Inc.	32,700	1,163,793
Hershey Co.	107,300	5,059,195
Kellogg Co.	15,800	807,064
McCormick & Co., Inc.	19,500	907,335
		7,937,387

Gas Utilities - 1.5%
Oneok, Inc. (s)	125,200	6,944,844

Health Care Equipment & Supplies - 3.0%
DENTSPLY International, Inc.	34,600	1,182,282
Hologic, Inc.*	105,560	1,986,639
Intuitive Surgical, Inc.*	16,250	4,188,438
Medtronic, Inc.	34,726	1,287,987
St. Jude Medical, Inc.*	128,300	5,484,825
		14,130,171

Health Care Providers & Services - 3.5%
CIGNA Corp.	62,400	2,287,584
Express Scripts, Inc.*	148,860	8,045,883
Laboratory Corp. of America Holdings*	50,500	4,439,960
Lincare Holdings, Inc.	50,640	1,358,671
Quest Diagnostics, Inc.	11,024	594,965
		16,727,063

Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	89,600	4,161,024

Household Products - 1.6%
Colgate-Palmolive Co.	82,486	6,629,400
Procter & Gamble Co.	18,200	1,170,806
		7,800,206

Industrial Conglomerates - 1.0%
3M Co.	57,200	4,936,360

Insurance - 1.6%
Aflac, Inc.	130,500	7,364,115
CNO Financial Group, Inc.*	48,476	328,667
		7,692,782

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	33,000	5,940,000

Internet Software & Services - 0.4%
Akamai Technologies, Inc.*	12,589	592,312
Google, Inc.*	2,430	1,443,347
		2,035,659

IT Services - 1.6%
International Business Machines Corp.	9,800	1,438,248
Teradata Corp.*	149,600	6,157,536
		7,595,784

Life Sciences - Tools & Services - 1.3%
Waters Corp.*	79,026	6,141,110

Machinery - 2.8%
Cummins, Inc.	70,400	7,744,704
Deere & Co.	59,100	4,908,255
Graco, Inc.	14,800	583,860
		13,236,819

Media - 0.6%
McGraw-Hill Co.'s, Inc.	82,800	3,014,748

Multiline Retail - 1.4%
Target Corp.	107,635	6,472,093

Oil, Gas & Consumable Fuels - 1.3%
Plains Exploration & Production Co.*	34,600	1,112,044
Southwestern Energy Co.*	133,100	4,981,933
		6,093,977

Personal Products - 1.0%
Avon Products, Inc.	161,600	4,696,096

Professional Services - 0.3%
Manpower, Inc.	21,861	1,371,996

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	61,596	1,295,364
Lam Research Corp.*	64,500	3,339,810
NVIDIA Corp.*	58,390	899,206
Texas Instruments, Inc.	203,000	6,597,500
		12,131,880

Software - 4.1%
Adobe Systems, Inc.*	116,755	3,593,719
Citrix Systems, Inc.*	22,900	1,566,589
Intuit, Inc.*	133,200	6,566,760
Microsoft Corp.	270,670	7,557,106
		19,284,174

Specialty Retail - 1.4%
Best Buy Co., Inc.	147,970	5,073,891
Home Depot, Inc.	42,540	1,491,452
		6,565,343

Textiles, Apparel & Luxury Goods - 1.6%
Nike, Inc., Class B	91,480	7,814,222

Venture Capital - 1.5%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	52,990
Series C, Preferred (b)(i)*	117,647	37,910
Series H, Preferred (b)(i)*	4,647,053	441,805
Allos Therapeutics, Inc.*	42,819	197,395
CFBanc Corp. (b)(i)*	27,000	410,832
Community Bank of the Bay*	4,000	11,800
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	-
Series A-1, Preferred (b)(i)*	420,683	-
Series B, Preferred (b)(i)*	348,940	17,447
Series C, Preferred (b)(i)*	601,710	120,342
Distributed Energy Systems Corp.*	14,937	75
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	16,648
Evergreen Solar, Inc.*	66,000	38,478
Neighborhood Bancorp (b)(i)*	10,000	100,000
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	-
Series A, Preferred (a)(b)(i)*	825,689	-
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	-
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	-
Seventh Generation, Inc. (b)(i)*	200,295	4,166,035
SmarThinking, Inc.:
Series 1-A, Convertible Preferred (b)(i)	104,297	387,429
Series 1-B, Convertible Preferred (b)(i)	163,588	201,383
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/31/15) (b)(i)*	11,920	14,555
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15) (b)(i)*	32,726	-
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	620,968
Series E, Preferred (b)(i)*	129,089	168,336
Wind Harvest Co., Inc. (b)(i)*	8,696	1
		7,004,429

Wireless Telecommunication Services - 1.3%
NII Holdings, Inc.*	137,500	6,140,750

Total Equity Securities (Cost $243,074,550)		295,003,710

VENTURE CAPITAL DEBT OBLIGATIONS - 0.5%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$500,000	520,442
KDM Development Corp., 6.00%, 6/30/19 (b)(i)(j)	600,000	552,501
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	100,000	100,000
Plethora Technology, Inc., 12.00%, 12/31/06 (b)(i)(w)*	150,000	-
Rose Smart Growth Investment Fund, 6.545%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,350,000)		2,172,943

ASSET-BACKED SECURITIES - 0.8%
ACLC Business Loan Receivables Trust, 0.91%, 10/15/21 (e)(r)	41,577	40,918
AmeriCredit Automobile Receivables Trust, 2.26%, 5/15/12	625,493	626,959
Capital Auto Receivables Asset Trust, 5.07%, 12/15/11	259,516	260,207
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	983,453	984,701
CPS Auto Trust, 6.48%, 7/15/13 (e)	1,067,315	1,107,606
Enterprise Mortgage Acceptance Co. LLC, 7.544%, 1/15/27 (e)(r)	1,108,230	653,856

Total Asset-Backed Securities (Cost $3,608,601)		3,674,247

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	454,262	458,600
Impac CMB Trust, 0.801%, 5/25/35 (r)	1,169,600	876,408
JP Morgan Mortgage Trust, 5.289%, 7/25/35 (r)	219,488	214,924
Merrill Lynch Mortgage Investors, Inc., 2.70%, 12/25/35 (r)	357,811	357,270
WaMu Mortgage Pass Through Certificates, 2.721%, 10/25/35 (r)	1,500,000	1,262,904

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,268,956)		3,170,106

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
JP Morgan Chase Commercial Mortgage Securities Corp., 6.162%, 5/12/34	3,000,000	3,121,170
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	1,014,880

Total Commercial Mortgage-Backed Securities (Cost $4,173,329)		4,136,050

CORPORATE BONDS - 18.8%
Achmea Hypotheekbank NV, 0.636%, 11/3/14 (e)(r)	1,125,000	1,124,984
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American Express Bank FSB, 0.391%, 5/29/12 (r)	2,000,000	1,985,086
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,242,038
Amphenol Corp., 4.75%, 11/15/14	1,000,000	1,064,845
ANZ National International Ltd., 1.304%, 12/20/13 (e)(r)	1,500,000	1,500,001
APL Ltd., 8.00%, 1/15/24 (b)	550,000	440,000
Arrow Electronics, Inc., 6.875%, 6/1/18	1,500,000	1,656,869
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	750,000	694,276
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	1,000,000	977,360
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	-
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,440,000	2,326,491
Australia & New Zealand Banking Group Ltd., 0.589%, 10/21/11 (e)(r)	500,000	500,722
BAC Capital Trust XV, 1.096%, 6/1/56 (r)	1,500,000	931,823
Bank of Nova Scotia:
0.553%, 3/5/12 (r)	1,000,000	1,000,000
1.65%, 10/29/15 (e)	500,000	480,502
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,061,614
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	310,854	313,963
Beckman Coulter, Inc., 6.00%, 6/1/15	2,548,000	2,790,692
Charter One Bank, 5.50%, 4/26/11	500,000	506,848
Chesapeake Energy Corp., 6.50%, 8/15/17	593,000	595,965
Commonwealth Bank of Australia, 0.586%, 11/4/11 (e)(r)	500,000	499,782
CommonWealth REIT, 0.902%, 3/16/11 (r)	1,250,000	1,249,220
Credit Suisse USA, Inc., 0.484%, 8/16/11 (r)	1,500,000	1,498,577
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,436,250
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	500,000	483,504
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	738,196	838,768
Discover Bank, 8.70%, 11/18/19	750,000	881,576
DISH DBS Corp., 6.375%, 10/1/11	500,000	514,375
Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	979,303
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,500,000	2,593,750
Fleet Capital Trust V, 1.304%, 12/18/28 (r)	1,000,000	700,319
Fort Knox Military Housing, 5.815%, 2/15/52 (b)(e)	1,000,000	974,280
GameStop Corp., 8.00%, 10/1/12	589,000	600,780
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	2,000,000	615,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,500,000	15,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,900,000	1,542,059
Goldman Sachs Group, Inc.:
5.125%, 1/15/15	650,000	698,977
6.15%, 4/1/18	500,000	548,602
Great River Energy, 5.829%, 7/1/17 (e)	324,568	363,865
HCP, Inc., 5.95%, 9/15/11	500,000	516,198
Huntington BancShares, Inc., 7.00%, 12/15/20	300,000	315,852
John Deere Capital Corp., 0.989%, 1/18/11 (r)	2,000,000	2,000,686
JPMorgan Chase & Co., 0.553%, 12/26/12 (r)	500,000	502,395
JPMorgan Chase Bank, 0.632%, 6/13/16 (r)	1,000,000	938,690
JPMorgan Chase Capital XXIII, 1.286%, 5/15/77 (r)	750,000	578,354
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	750,000	742,500
Laboratory Corp of America Holdings, 4.625%, 11/15/20	500,000	494,829
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,896,020
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	16,960
8.30%, 12/1/37 (e)(m)*	6,130,000	61,300
8.45%, 12/1/49 (e)(m)*	2,560,000	25,600
Masco Corp., 7.125%, 3/15/20	400,000	418,257
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	835,560
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National Semiconductor Corp., 3.95%, 4/15/15	1,000,000	1,018,113
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	512,464
6.90%, 10/1/37	1,000,000	1,021,610
Nordea Bank Finland plc, 0.589%, 4/13/12 (r)	1,500,000	1,500,000
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,245,254
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)	730,000	731,825
9.75%, 8/15/13 (e)	850,000	839,375
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,100,000	-
PACCAR Financial Corp., 0.716%, 4/5/13 (r)	1,000,000	1,002,269
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	922,613
Pacific Pilot Funding Ltd., 1.039%, 10/20/16 (e)(r)	882,037	808,827
Pioneer Natural Resources Co.:
5.875%, 7/15/16	945,000	971,205
7.20%, 1/15/28	700,000	727,731
PNC Funding Corp., 0.488%, 1/31/14 (r)	500,000	490,059
Preferred Term Securities IX Ltd., 1.039%, 4/3/33 (e)(r)	718,036	438,002
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	500,000	556,288
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,165,000	1,070,845
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	1,000,000	1,016,832
Salvation Army, 5.46%, 9/1/16	160,000	172,726
SBA Tower Trust, 4.254%, 4/15/40 (e)	1,000,000	1,041,735
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	320,910
St. Jude Medical, Inc., 2.50%, 1/15/16	2,000,000	1,980,367
SunTrust Bank:
0.394%, 5/21/12 (r)	2,500,000	2,470,021
0.574%, 8/24/15 (r)	500,000	460,727
Svenska Handelsbanken AB, 1.302%, 9/14/12 (e)(r)	1,500,000	1,505,012
TD Ameritrade Holding Corp., 4.15%, 12/1/14	500,000	516,750
Telefonica Emisiones SAU, 2.582%, 4/26/13	1,500,000	1,502,526
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	1,143,800
2/15/45 (b)(e)	28,427,250	4,263,519
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,523,166
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	2,000,000	1,730,000
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	442,500
Westpac Banking Corp.:
0.589%, 10/21/11 (e)(r)	1,000,000	1,000,394
0.492%, 12/14/12 (e)(r)	750,000	750,219
Wm. Wrigley Jr. Co., 1.678%, 6/28/11 (e)(r)	2,000,000	2,002,607
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	589,342

Total Corporate Bonds (Cost $105,558,754)		89,368,900

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.9%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,250,000	956,250
7.30%, 10/14/49 (e)	1,500,000	1,296,054
Fannie Mae, 1.25%, 6/22/12	6,000,000	6,060,570
Federal Home Loan Bank Discount Notes, 1/3/11	12,200,000	12,199,999
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,896,882	1,921,314
Private Export Funding Corp., 3.05%, 10/15/14	500,000	523,017
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	254,448
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	198,000

Total U.S. Government Agencies and Instrumentalities (Cost $23,403,240)		23,409,652

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	972,162	65,440

Total U.S. Government Agency Mortgage-Backed Securities (Cost $119,091)		65,440

MUNICIPAL OBLIGATIONS - 5.4%
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	665,575
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	635,000	627,012
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	1,000,000	974,650
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	611,299
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,224,253
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	916,611
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	77,517
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	690,405
New York State Urban Development Corp. Revenue Bonds, 5.838%, 3/15/40	2,000,000	2,042,600
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,375,000	1,381,462
5.263%, 9/1/16	640,000	639,507
5.383%, 9/1/16	3,000,000	3,079,080
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	718,058
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,054,212
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	506,450
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,040,000	1,051,565
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,712,636
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	773,360
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,624,018
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,436,205
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50 (b)	1,500,000	1,371,810
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	610,537
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47	1,500,000	1,537,995
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	554,201

Total Municipal Obligations (Cost $29,521,240)		25,881,018

HIGH SOCIAL IMPACT INVESTMENTS - 0.9%
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13 (b)(i)(r)	4,266,666	4,177,962

Total High Social Impact Investments (Cost $4,266,666)		4,177,962

U.S. TREASURY - 3.8%
United States Treasury Bonds:
3.875%, 8/15/40	9,245,000	8,512,623
4.25%, 11/15/40	3,470,000	3,412,528
United States Treasury Notes:
1.375%, 11/30/15	2,500,000	2,428,516
2.625%, 11/15/20	3,795,000	3,578,566

Total U.S. Treasury (Cost $18,220,614)		17,932,233

LIMITED PARTNERSHIP INTEREST - 0.5%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	67,910
Coastal Venture Partners (b)(i)*	103,561	79,668
Common Capital (b)(i)*	445,606	219,573
First Analysis Private Equity Fund IV (b)(i)*	497,892	782,852
GEEMF Partners (a)(b)(i)*	-	160,117
Global Environment Emerging Markets Fund (b)(i)*	-	517,754
Infrastructure and Environmental Private Equity Fund III (b)(i)*	315,224	211,867
Labrador Ventures III (b)(i)*	360,875	44,123
Labrador Ventures IV (b)(i)*	900,510	41,841
New Markets Growth Fund LLC (b)(i)*	225,646	144,637
Solstice Capital (b)(i)*	340,303	264,483
Venture Strategy Partners (b)(i)*	188,182	25,186

Total Limited Partnership Interest (Cost $3,577,799)		2,560,011

TOTAL INVESTMENTS (Cost $441,142,840) - 99.3%		471,552,272
Other assets and liabilities, net - 0.7%		3,466,258
NET ASSETS - 100%		$475,018,530

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	6	3/11	$722,625	$8,150
30 Year U.S. Treasury Bonds	69	3/11	8,426,625	(140,420)
Total Purchased				($132,270)

Sold:
2 Year U.S. Treasury Notes	468	3/11	$102,448,125	$7,464
5 Year U.S. Treasury Notes	136	3/11	16,009,750	241,463
Total Sold				$248,927

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Fund. Series B is not accruing interest.

(i) Restricted securities represent 3.3% of the net assets.

(j) KDM Development Corp. Note has been restructured from an original maturity date of December 31, 2007.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 5,500 shares of Oneok, Inc. held by the Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	103,561
Common Capital LP	2/15/01 - 4/29/08	445,606
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,417
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust,LP	4/26/07	6,666
First Analysis Private Equity Fund IV LP	2/25/02 - 6/15/10	497,892
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	315,224
KDM Development Corp., 6.00%, 6/30/19	6/30/09	600,000
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15)	5/19/05	75,360
Series A, Preferred	4/29/05 - 5/13/05	701,835
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13)	6/8/06	-
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13)	11/3/06	-
12.00%, 12/31/06	6/8/06	150,000
Rose Smart Growth Investment Fund I, LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
SmarThinking, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/31/15)	5/27/05	-
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15)	9/19/00	-
Solstice Capital LP	6/26/01 - 6/17/08	340,303
Venture Strategy Partners LP	8/21/98 - 2/26/03	188,182
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

ASSET-BACKED SECURITIES - 2.9%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.91%, 10/15/21 (e)(r)	$41,577	$40,918
AmeriCredit Automobile Receivables Trust:
2.26%, 5/15/12	1,751,379	1,755,484
5.21%, 9/6/13	5,186,630	5,290,354
5.64%, 9/6/13	425,927	433,512
Bear Stearns Asset Backed Securities Trust, 0.481%, 12/25/35 (b)(r)	1,525,188	1,492,263
Capital Auto Receivables Asset Trust, 5.07%, 12/15/11	519,031	520,415
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	2,458,631	2,461,753
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	1,435,896	1,447,579
Countrywide Asset-Backed Certificates, 0.681%, 2/25/36 (r)	350,000	318,266
CPS Auto Trust:
6.48%, 7/15/13 (e)	5,336,575	5,538,030
5.60%, 1/15/14 (e)	1,776,893	1,824,150
Enterprise Mortgage Acceptance Co. LLC, 7.544%, 1/15/27 (e)(r)	2,955,281	1,743,616
Fifth Third Auto Trust, 4.81%, 1/15/13	1,692,910	1,719,660

Total Asset-Backed Securities (Cost $24,367,676)		24,586,000

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.4%
American Home Mortgage Assets, 1.302%, 9/25/46 (r)	1,939,210	1,115,408
Citicorp Mortgage Securities, Inc., 0.075%, 10/25/33 (b)(r)	74,963,770	132,011
Countrywide Alternative Loan Trust, 4.968%, 7/25/35 (r)	1,867,099	1,844,180
CS First Boston Mortgage Securities Corp.:
2.786%, 12/25/33 (r)	642,848	175,349
5.25%, 12/25/35	1,036,935	1,027,009
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	4,542,621	4,585,999
Impac CMB Trust:
0.801%, 5/25/35 (r)	2,339,200	1,752,816
0.581%, 8/25/35 (r)	705,968	542,669
JP Morgan Mortgage Trust:
3.011%, 7/25/35 (b)(r)	463,061	441,665
5.289%, 7/25/35 (r)	1,097,440	1,074,620
Merrill Lynch Mortgage Investors, Inc., 2.70%, 12/25/35 (r)	1,311,974	1,309,989
Structured Asset Mortgage Investments, Inc., 0.451%, 9/25/36 (r)	704,905	387,864
WaMu Mortgage Pass Through Certificates, 2.721%, 10/25/35 (r)	6,000,000	5,051,614
Wells Fargo Mortgage Backed Securities Trust:
2.859%, 1/25/35 (r)	1,000,000	967,636
Class 1A10, 0.193%, 10/25/36	44,472,138	124,900
Class 1A9, 0.193%, 10/25/36	100,000,000	303,000

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $21,040,031)		20,836,729

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Banc of America Commercial Mortgage, Inc., 4.576%, 7/10/42	500,000	504,255
Bank of America-First Union NB Commercial Mortgage:
5.464%, 4/11/37	1,758,154	1,780,605
5.761%, 4/11/37	2,000,000	1,952,968
First Union National Bank Commercial Mortgage, 6.141%, 2/12/34	2,708,428	2,811,240
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	7,000,000	7,282,730
6.429%, 4/15/35	1,551,532	1,574,076
5.857%, 10/12/35	5,414,218	5,441,885
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,029,760
Prudential Mortgage Capital Funding LLC, 6.605%, 5/10/34	1,534,888	1,547,536

Total Commercial Mortgage-Backed Securities (Cost $25,281,947)		24,925,055

CORPORATE BONDS - 50.1%
Achmea Hypotheekbank NV, 0.636%, 11/3/14 (e)(r)	3,000,000	2,999,957
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	481,681	-
15.36%, 12/1/10 (b)(r)(x)*	207,840	-
American Express Bank FSB, 0.391%, 5/29/12 (r)	6,500,000	6,451,531
American Honda Finance Corp., 1.054%, 6/20/11 (e)(r)	5,000,000	5,013,819
American National Red Cross:
5.392%, 11/15/12	2,000,000	2,018,580
5.567%, 11/15/17	1,500,000	1,450,830
American Tower Corp., 4.50%, 1/15/18	1,500,000	1,481,720
Amphenol Corp., 4.75%, 11/15/14	2,000,000	2,129,689
ANZ National International Ltd.:
0.466%, 8/5/11 (e)(r)	500,000	500,300
2.375%, 12/21/12 (e)	2,500,000	2,534,864
6.20%, 7/19/13 (e)	1,000,000	1,099,933
1.304%, 12/20/13 (e)(r)	2,000,000	2,000,001
APL Ltd., 8.00%, 1/15/24 (b)	2,685,000	2,148,000
Arrow Electronics, Inc., 6.875%, 6/1/18	4,000,000	4,418,318
Asciano Finance Ltd.:
3.125%, 9/23/15 (e)	1,000,000	979,127
4.625%, 9/23/20 (e)	3,000,000	2,777,104
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	2,500,000	2,443,400
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	-
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	2,820,000	2,872,649
Australia & New Zealand Banking Group Ltd., 0.589%, 10/21/11 (e)(r)	4,000,000	4,005,776
BAC Capital Trust XV, 1.096%, 6/1/56 (r)	16,150,000	10,032,632
Bank of America Corp., 5.875%, 1/5/21	960,000	991,300
Bank of Nova Scotia:
0.49%, 1/6/12 (r)	4,000,000	4,000,000
0.553%, 3/5/12 (r)	1,000,000	1,000,000
0.589%, 10/18/12 (r)	3,000,000	3,000,000
1.65%, 10/29/15 (e)	2,000,000	1,922,006
Barclays Bank plc:
2.50%, 9/21/15 (e)	1,000,000	977,110
5.00%, 9/22/16	2,500,000	2,654,036
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	1,989,467	2,009,362
Beckman Coulter, Inc., 6.00%, 6/1/15	6,000,000	6,571,489
Bemis Co., Inc., 6.80%, 8/1/19	500,000	573,096
Capital One Bank, 8.80%, 7/15/19	1,500,000	1,849,806
Charter One Bank, 5.50%, 4/26/11	4,000,000	4,054,783
Chesapeake Energy Corp.:
6.625%, 8/15/20	3,500,000	3,430,000
6.875%, 11/15/20	1,000,000	1,010,000
Comerica, Inc., 3.00%, 9/16/15	1,500,000	1,485,713
Commonwealth Bank of Australia, 0.586%, 11/4/11 (e)(r)	6,000,000	5,997,388
CommonWealth REIT, 0.902%, 3/16/11 (r)	6,500,000	6,495,946
Con-way, Inc., 7.25%, 1/15/18	1,500,000	1,610,011
Corn Products International, Inc., 4.625%, 11/1/20	2,000,000	1,963,789
Credit Suisse USA, Inc., 0.484%, 8/16/11 (r)	5,000,000	4,995,257
Crown Castle Towers LLC:
4.174%, 8/15/17 (e)	2,000,000	1,935,000
4.883%, 8/15/40 (e)	3,000,000	2,872,500
CVS Caremark Corp.:
6.125%, 8/15/16	1,642,000	1,858,946
6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	1,000,000	967,008
CVS Pass-Through Trust:
6.943%, 1/10/30	1,875,852	1,981,309
7.507%, 1/10/32 (e)	3,075,818	3,494,867
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	1,000,000	892,500
Discover Bank, 8.70%, 11/18/19	1,500,000	1,763,151
DISH DBS Corp., 6.375%, 10/1/11	1,500,000	1,543,125
DnB NOR Boligkreditt AS, 2.10%, 10/14/15 (e)	3,000,000	2,893,713
Dun & Bradstreet Corp., 2.875%, 11/15/15	2,890,000	2,830,186
Enterprise Products Operating LLC:
7.625%, 2/15/12	2,000,000	2,135,801
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	13,305,000	13,803,939
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,044,646
Fleet Capital Trust V, 1.304%, 12/18/28 (r)	3,000,000	2,100,957
Fort Knox Military Housing, 5.815%, 2/15/52 (b)(e)	3,500,000	3,409,980
GameStop Corp., 8.00%, 10/1/12	1,767,000	1,802,340
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	8,000,000	2,460,000
3.046%, 4/20/10 (e)(r)(y)*	4,000,000	1,190,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	148,750
6.375%, 9/25/12 (e)(y)*	2,000,000	595,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	750,000	7,500
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	5,000,000	4,058,050
Goldman Sachs Group, Inc.:
0.536%, 11/9/11 (r)	6,000,000	6,014,556
6.00%, 5/1/14	1,200,000	1,318,329
0.753%, 3/22/16 (r)	2,000,000	1,879,740
6.15%, 4/1/18	1,000,000	1,097,205
Great River Energy, 5.829%, 7/1/17 (e)	2,596,541	2,910,917
HCP, Inc., 5.95%, 9/15/11	1,000,000	1,032,396
Hewlett-Packard Co., 1.342%, 5/27/11 (r)	7,000,000	7,029,123
Huntington BancShares, Inc., 7.00%, 12/15/20	1,000,000	1,052,841
ING Bank NV, 1.609%, 10/18/13 (e)(r)	5,000,000	4,999,965
International Business Machines Corp., 0.326%, 11/4/11 (r)	1,000,000	1,000,406
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,875,000	1,857,206
Jefferies Group, Inc., 3.875%, 11/9/15	1,500,000	1,476,220
John Deere Capital Corp., 0.989%, 1/18/11 (r)	9,000,000	9,003,087
JPMorgan Chase & Co.:
0.532%, 6/15/12 (r)	4,300,000	4,314,831
0.553%, 12/26/12 (r)	10,000,000	10,047,897
JPMorgan Chase Bank, 0.632%, 6/13/16 (r)	1,000,000	938,690
JPMorgan Chase Capital XXI, 1.236%, 1/15/87 (r)	2,000,000	1,535,079
JPMorgan Chase Capital XXIII, 1.286%, 5/15/77 (r)	7,000,000	5,397,973
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	1,000,000	267,500
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	2,000,000	1,980,000
Koninklijke Philips Electronics NV, 1.452%, 3/11/11 (r)	7,000,000	7,010,717
Laboratory Corp of America Holdings, 4.625%, 11/15/20	2,120,000	2,098,074
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,740,050
Lloyds TSB Bank plc, 6.50%, 9/14/20 (e)	1,000,000	918,495
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	29,420
8.30%, 12/1/37 (e)(m)*	3,500,000	35,000
Masco Corp.:
4.80%, 6/15/15	2,000,000	1,961,615
7.125%, 3/15/20	1,500,000	1,568,463
MBNA Capital, 1.087%, 2/1/27 (r)	1,500,000	1,051,136
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,420,000	2,022,055
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National City Corp., 4.00%, 2/1/11	2,000,000	2,000,000
National Semiconductor Corp., 3.95%, 4/15/15	2,000,000	2,036,226
Nationwide Building Society, 0.464%, 5/17/12 (e)(r)	4,000,000	3,999,086
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,562,320
6.90%, 10/1/37	2,300,000	2,349,703
New Albertsons, Inc., 7.50%, 2/15/11	500,000	502,500
Nordea Bank Finland plc, 0.589%, 4/13/12 (r)	5,000,000	5,000,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	5,568,226
6.00%, 10/1/51 (b)(e)	5,260,000	4,972,804
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)	1,680,000	1,684,200
9.75%, 8/15/13 (e)	5,250,000	5,184,375
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,700,000	-
PACCAR Financial Corp., 0.716%, 4/5/13 (r)	3,000,000	3,006,806
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	2,029,749
Pacific Pilot Funding Ltd., 1.039%, 10/20/16 (e)(r)	882,037	808,827
Pioneer Natural Resources Co.:
5.875%, 7/15/16	8,100,000	8,324,618
7.20%, 1/15/28	1,000,000	1,039,616
PNC Funding Corp.:
0.428%, 1/31/12 (r)	1,000,000	999,340
0.49%, 4/1/12 (r)	2,000,000	2,005,936
Preferred Term Securities IX Ltd., 1.039%, 4/3/33 (e)(r)	718,036	438,002
President and Fellows of Harvard College, 4.875%, 10/15/40	2,000,000	1,901,092
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,700,000	1,891,380
Rabobank Nederland NV:
0.486%, 8/5/11 (e)(r)	2,000,000	1,999,381
3.20%, 3/11/15 (e)	3,000,000	3,051,804
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	5,830,000	5,928,130
Ryder System, Inc., 3.60%, 3/1/16	1,000,000	993,481
Salvation Army, 5.46%, 9/1/16	310,000	334,657
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	320,910
St. Jude Medical, Inc., 2.50%, 1/15/16	5,000,000	4,950,918
Stadshypotek AB, 0.853%, 9/30/13 (e)(r)	3,000,000	2,999,999
State Street Bank and Trust Co., 0.502%, 9/15/11 (r)	5,000,000	5,008,210
SunTrust Bank:
0.394%, 5/21/12 (r)	7,000,000	6,916,059
0.574%, 8/24/15 (r)	1,000,000	921,454
Svenska Handelsbanken AB, 1.302%, 9/14/12 (e)(r)	5,000,000	5,016,705
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,084,269
Telefonica Emisiones SAU:
0.616%, 2/4/13 (r)	3,000,000	2,942,666
2.582%, 4/26/13	4,000,000	4,006,737
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	4,392
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,300,000	1,460,516
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	1,713,049
2/15/28 (e)	3,300,000	690,574
2/15/43 (b)(e)	54,500,000	12,467,420
2/15/45 (b)(e)	56,778,791	8,515,683
University of Notre Dame, 4.90%, 3/1/41	2,000,000	1,851,800
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,138,993
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	12,650,000	10,942,250
Wells Fargo & Co., 0.522%, 6/15/12 (r)	1,830,000	1,834,536
Western Express, Inc., 12.50%, 4/15/15 (e)	1,500,000	1,327,500
Westpac Banking Corp.:
0.589%, 10/21/11 (e)(r)	6,000,000	6,002,363
0.492%, 12/14/12 (e)(r)	4,000,000	4,001,168
Wm. Wrigley Jr. Co., 1.678%, 6/28/11 (e)(r)	6,000,000	6,007,821
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,768,026

Total Corporate Bonds (Cost $439,447,559)		430,341,853

MUNICIPAL OBLIGATIONS - 13.2%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	169,761
5.32%, 3/1/15	165,000	179,639
5.47%, 3/1/18	190,000	208,122
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,655,000	11,143,812
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/12	1,530,000	1,435,186
Zero Coupon, 6/1/13	1,585,000	1,411,633
5.58%, 8/1/13	1,085,000	1,157,760
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,385,797
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,784,231
5.01%, 8/1/15	700,000	733,705
Zero Coupon, 6/1/19	2,910,000	1,619,939
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	744,195
Connecticut State Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (b)	2,500,000	2,452,200
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,697,196
12/1/19 (b)	280,000	166,561
12/1/20 (b)	700,000	389,200
12/1/21 (b)	700,000	361,137
12/1/24 (b)	620,000	258,038
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	995,000	1,027,049
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,060,000	1,046,665
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	752,667
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,367,912
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,400,138
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	3,330,000	3,245,584
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	926,210
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	115,002
12/1/19	180,000	106,718
12/1/20	180,000	98,307
12/1/22	180,000	83,045
12/1/23	180,000	78,412
12/1/24	180,000	68,630
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	565,000	590,380
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,196,813
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,465,204
4.90%, 8/1/17	1,715,000	1,548,148
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	999,730
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,186,367
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	2,999,280
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,101,408
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,380,810
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	350,000	373,436
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	940,000	873,081
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,702,150
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,447,623
New York Metropolitan Transportation Authority Revenue Bonds, 6.814%, 11/15/40	1,500,000	1,543,965
New York State Urban Development Corp. Revenue Bonds, 5.838%, 3/15/40	4,000,000	4,085,200
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	762,478
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,280,000	1,279,014
5.383%, 9/1/16	5,565,000	5,711,693
5.411%, 9/1/21	2,270,000	2,038,642
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	957,410
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	6,000,000	5,846,580
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	2,829,506
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	993,065
Pomona California Public Finance Authority Tax Allocation Bonds, 5.23%, 2/1/16	1,640,000	1,707,224
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	73,726
8/1/19	135,000	77,062
8/1/20	145,000	75,699
8/1/21	160,000	75,310
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	1,012,900
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,095,000	2,118,296
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,827,120
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,366,518
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32 (b)	2,000,000	1,933,040
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,393,675
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	473,329
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	1,605,000	1,686,325
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	582,809
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50 (b)	2,000,000	1,829,080
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,110,132
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	3,255,000	3,472,499
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47	3,000,000	3,075,990
West Contra Costa California Unified School District COPs:
4.71%, 1/1/11	455,000	455,000
4.76%, 1/1/12	475,000	482,942
4.82%, 1/1/13	500,000	512,060

Total Municipal Obligations (Cost $114,587,267)		113,867,170

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 13.5%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	5,000,000	5,150,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	6,000,000	4,590,000
7.30%, 10/14/49 (e)	2,000,000	1,728,073
Fannie Mae, 1.25%, 6/22/12	7,900,000	7,979,750
Federal Home Loan Bank:
1.75%, 8/22/12	15,000,000	15,275,655
5.00%, 11/17/17	3,480,000	3,945,526
Federal Home Loan Bank Discount Notes, 1/3/11	64,000,000	63,999,996
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	7,587,528	7,685,255
Private Export Funding Corp., 3.05%, 10/15/14	2,855,000	2,986,429
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	500,000	508,896
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	2,700,000	1,782,000

Total U.S. Government Agencies and Instrumentalities (Cost $113,874,319)		115,631,580

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	1,957,285	131,753

Total U.S. Government Agency Mortgage-Backed Securities (Cost $249,703)		131,753

U.S. TREASURY - 10.7%
United States Treasury Bonds:
3.875%, 8/15/40	32,120,000	29,575,494
4.25%, 11/15/40	29,175,000	28,691,789
United States Treasury Notes:
1.375%, 11/30/15	7,070,000	6,867,842
2.625%, 11/15/20	28,749,000	27,109,409

Total U.S. Treasury (Cost $92,480,940)		92,244,534

SOVEREIGN GOVERNMENT BONDS - 2.1%
Province of Ontario Canada, 0.734%, 5/22/12 (r)	18,000,000	18,012,046

Total Sovereign Government Bonds (Cost $18,000,000)		18,012,046

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12 (b)(i)(r)	3,087,392	3,023,205

Total High Social Impact Investments (Cost $3,087,392)		3,023,205

EQUITY SECURITIES - 0.4%	SHARES
CNO Financial Group, Inc.*	140,439	952,176
First Republic Preferred Capital Corp., Preferred (e)	500	514,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	437,500
Trust II, Preferred (b)(e)	625,000	437,500
Trust III, Preferred (b)(e)	625,000	437,500
Trust IV, Preferred (b)(e)	625,000	437,500

Total Equity Securities (Cost $5,435,015)		3,216,176

TOTAL INVESTMENTS (Cost $857,851,849) - 98.6%		846,816,101
Other assets and liabilities, net - 1.4%		12,177,932
NET ASSETS - 100%		$858,994,033

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	50	3/11	$6,021,875	$32,758
30 Year U.S. Treasury Bonds	528	3/11	64,482,000	(1,129,988)
Total Purchased				($1,097,230)

Sold:
2 Year U.S. Treasury Notes	2,333	3/11	$510,708,281	$132,528
5 Year U.S. Treasury Notes	390	3/11	45,910,313	705,567
Total Sold				$838,095

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	365,700	$29,325,483
Expeditors International of Washington, Inc.	307,200	16,773,120
		46,098,603

Beverages - 1.7%
PepsiCo, Inc.	395,100	25,811,883

Biotechnology - 2.5%
Gilead Sciences, Inc.*	1,025,900	37,178,616

Capital Markets - 7.5%
Charles Schwab Corp.	878,900	15,037,979
Franklin Resources, Inc.	191,300	21,274,473
Lazard Ltd.	672,900	26,572,821
Northern Trust Corp.	445,800	24,701,778
T. Rowe Price Group, Inc.	374,140	24,146,996
		111,734,047

Chemicals - 2.1%
Ecolab, Inc.	612,700	30,892,334

Commercial Banks - 5.5%
SunTrust Banks, Inc.	979,900	28,916,849
Wells Fargo & Co.	1,021,400	31,653,186
Zions Bancorporation	932,900	22,604,167
		83,174,202

Communications Equipment - 5.7%
Acme Packet, Inc.*	138,250	7,349,370
Cisco Systems, Inc.*	755,060	15,274,864
QUALCOMM, Inc.	1,268,200	62,763,218
		85,387,452

Computers & Peripherals - 7.8%
Apple, Inc.*	210,400	67,866,624
Hewlett-Packard Co.	1,163,300	48,974,930
		116,841,554

Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	1,019,790	43,259,492

Electrical Equipment - 2.4%
Cooper Industries plc	608,540	35,471,797

Energy Equipment & Services - 4.4%
Cameron International Corp.*	879,300	44,606,889
Noble Corp.	591,800	21,168,686
		65,775,575

Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	210,000	15,164,100
CVS Caremark Corp.	1,491,300	51,852,501
		67,016,601

Health Care Equipment & Supplies - 1.9%
St. Jude Medical, Inc.*	488,800	20,896,200
Stryker Corp.	140,500	7,544,850
		28,441,050

Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc.*	94,100	20,011,306
Starbucks Corp.	892,500	28,676,025
		48,687,331

Household Products - 2.0%
Procter & Gamble Co. (t)	468,500	30,138,605

Industrial Conglomerates - 2.4%
3M Co.	414,300	35,754,090

Insurance - 1.4%
Aflac, Inc.	370,200	20,890,386

Internet & Catalog Retail - 8.1%
Amazon.com, Inc.*	209,300	37,674,000
Netflix, Inc.*	334,000	58,683,800
priceline.com, Inc.*	61,100	24,412,505
		120,770,305

Internet Software & Services - 3.4%
Google, Inc.*	56,900	33,796,893
MercadoLibre, Inc.*	263,200	17,542,280
		51,339,173

IT Services - 2.7%
Cognizant Technology Solutions Corp.*	343,400	25,167,786
MasterCard, Inc.	70,300	15,754,933
		40,922,719

Machinery - 1.9%
Danaher Corp.	601,100	28,353,887

Multiline Retail - 4.2%
Kohl's Corp.*	400,200	21,746,868
Target Corp.	684,800	41,177,024
		62,923,892

Oil, Gas & Consumable Fuels - 4.3%
QEP Resources, Inc.	699,000	25,380,690
Suncor Energy, Inc.	1,039,400	39,798,626
		65,179,316

Pharmaceuticals - 5.4%
Allergan, Inc.	453,400	31,134,978
Novartis AG (ADR)	851,100	50,172,345
		81,307,323

Software - 5.9%
Microsoft Corp.	1,245,600	34,777,152
Salesforce.com, Inc.*	251,500	33,198,000
VMware, Inc.*	231,200	20,555,992
		88,531,144

Venture Capital - 0.4%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	48,822
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	33,450
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	28,800
Cylex, Inc.:
Common Stock (b)(i)*	285,706	-
Series B, Preferred (b)(i)*	1,134,830	-
Series C-1, Preferred (b)(i)*	2,542,915	806,358
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,583
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	-
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	1,150,912
Series B, Preferred (a)(b)(i)*	244,371	375,000
Series C, Preferred (a)(b)(i)*	297,823	457,024
Series D, Preferred (a)(b)(i)*	65,166	200,001
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	407,853
Series B, Preferred (b)(i)*	181,244	307,030
Series C, Preferred (b)(i)*	295,157	500,000
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution (b)(i)*	300,000	50,578
Series AE, Preferred Warrants Contingent Deferred Distribution (b)(i)*	600,000	-
Series B, Preferred Contingent Deferred Distribution (b)(i)*	179,723	235,485
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	72,037
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	250,000
		5,454,933

Total Equity Securities (Cost $1,150,383,585)		1,457,336,310

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12 (b)(i)(r)	$7,083,877	6,936,603

Total High Social Impact Investments (Cost $7,083,877)		6,936,603

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.0%
Federal Home Loan Bank Discount Notes, 1/3/11	30,100,000	30,099,998

Total U.S. Government Agencies And Instrumentalities (Cost $30,099,998)		30,099,998

VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
Envisionier Medical Technologies, Inc.:
I, 7.00%, 1/15/11 (b)(i)(xx)	200,000	200,000
II, 7.00%, 1/15/11 (b)(i)(yy)	100,000	100,000
New Day Farms Participation Interest Note, 9.00%, 9/1/12 (b)(i)	6,225	6,225
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	100,000	100,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 9/30/11 (b)(i)(zz)	25,000	25,000
Sword Diagnostics Series C Convertible Bridge Note II, 10.00%, 9/30/11 (b)(i)	100,000	100,000

Total Venture Capital Debt Obligations (Cost $531,225)		531,225

LIMITED PARTNERSHIP INTEREST - 0.1%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$176,979	172,165
China Environment Fund 2004 (b)(i)*	-	184,003
Core Innovations Capital I (b)(i)*	52,343	23,117
Impact Ventures II (b)(i)*	313,326	274,102
New Markets Venture Partners II (b)(i)*	210,000	208,370
SEAF India International Growth Fund (b)(i)*	481,432	561,364
Sustainable Jobs Fund II (b)(i)*	561,288	504,843

Total Limited Partnership Interest (Cost $1,795,368)		1,927,964

TOTAL INVESTMENTS (Cost $1,189,894,053) - 100.0%		1,496,832,100
Other assets and liabilities, net - 0.0%		692,059
NET ASSETS - 100%		$1,497,524,159

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(i) Restricted securities represent 1.0% for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 125,000 shares of Procter & Gamble Co. held by the Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(xx) Restructured from an original maturity date of September 15, 2010. Subsequent to period end, the security was restructured again to extend the maturity to December 31, 2011.

(yy) Subsequent to period end, the security was restructured to extend the maturity to December 31, 2011.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

RESTRICTED SECURITIES	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Blackstone Cleantech Venture Partners LP	7/29/2010 - 12/2/2010	176,979
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12	7/1/09 - 7/1/10	7,083,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Core Innovations Capital I LP	8/11/10	52,343
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	-
I, 7.00%, 1/15/11	12/14/09	200,000
II, 7.00%, 1/15/11	8/5/10	100,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10	200,000
Impact Ventures II LP	9/8/10	313,326
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
NeoDiagnostix, Inc.:
Series AE, Preferred Contingent Deferred Distribution	9/9/08	-
Series AE, Preferred Warrants Contingent Deferred Distribution	9/23/08 - 9/18/09	-
Series B, Preferred Contingent Deferred Distribution	7/31/09	-
New Day Farms Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Markets Venture Partners II LP	7/21/08 - 10/14/10	210,000
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10	100,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	481,432
Sustainable Jobs Fund II LP	2/14/06 - 12/1/10	561,288
Sword Diagnostics, Series B, Preferred	12/26/06	250,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 9/30/11	10/29/09	25,000
Sword Diagnostics Series C Convertible Bridge Note II, 10.00%, 9/30/11	11/9/10	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 96.1%	SHARES	VALUE
Auto Components - 0.9%
Autoliv, Inc.	8,854	$698,935

Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	28,931	1,017,214

Biotechnology - 2.2%
Amgen, Inc.*	31,992	1,756,361

Capital Markets - 0.8%
State Street Corp.	14,289	662,152

Chemicals - 2.2%
Lubrizol Corp.	11,336	1,211,592
Nalco Holding Co.	16,656	531,992
		1,743,584

Commercial Banks - 0.7%
Bank of Hawaii Corp.	12,387	584,790

Commercial Services & Supplies - 2.3%
Avery Dennison Corp.	44,070	1,865,924

Computers & Peripherals - 7.4%
Apple, Inc.*	12,220	3,941,683
Dell, Inc.*	146,032	1,978,734
		5,920,417

Consumer Finance - 0.4%
American Express Co.	6,817	292,586

Containers & Packaging - 1.6%
Sealed Air Corp.	50,267	1,279,295

Distributors - 0.6%
Genuine Parts Co.	9,960	511,346

Diversified Financial Services - 2.8%
JPMorgan Chase & Co.	52,408	2,223,147

Diversified Telecommunication Services - 4.3%
AT&T, Inc.	116,281	3,416,336

Electric Utilities - 1.5%
Portland General Electric Co.	53,918	1,170,021

Electrical Equipment - 2.8%
Brady Corp.	2,886	94,113
Roper Industries, Inc.	13,689	1,046,250
Thomas & Betts Corp.*	22,101	1,067,478
		2,207,841

Electronic Equipment & Instruments - 1.5%
Anixter International, Inc.	19,280	1,151,594

Energy Equipment & Services - 2.9%
SEACOR Holdings, Inc.	22,976	2,322,644

Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	19,178	1,384,843
CVS Caremark Corp.	53,110	1,846,635
		3,231,478

Food Products - 0.5%
Corn Products International, Inc.	8,791	404,386

Gas Utilities - 1.4%
Atmos Energy Corp.	1,847	57,626
Southwest Gas Corp.	29,012	1,063,870
		1,121,496

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	2,255	76,941
Cardinal Health, Inc.	51,044	1,955,496
CIGNA Corp.	31,728	1,163,148
Express Scripts, Inc.*	9,638	520,934
		3,716,519

Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	17,607	817,669
Starbucks Corp.	37,327	1,199,317
		2,016,986

Insurance - 9.1%
American Financial Group, Inc.	67,709	2,186,324
Endurance Specialty Holdings Ltd.	23,716	1,092,596
Principal Financial Group, Inc.	40,032	1,303,442
Prudential Financial, Inc.	36,427	2,138,629
Travelers Co.'s, Inc.	9,359	521,390
		7,242,381

Internet Software & Services - 1.0%
j2 Global Communications, Inc.*	27,085	784,111

IT Services - 1.2%
Computer Sciences Corp.	13,178	653,629
DST Systems, Inc.	6,110	270,978
		924,607

Machinery - 4.1%
Actuant Corp.	3,076	81,883
Danaher Corp.	19,045	898,353
Dover Corp.	8,845	516,990
Eaton Corp.	5,450	553,230
Pall Corp.	24,425	1,210,991
		3,261,447

Media - 5.0%
CBS Corp., Class B	51,710	985,075
Time Warner Cable, Inc.	27,070	1,787,432
Time Warner, Inc.	37,658	1,211,458
		3,983,965

Multiline Retail - 2.5%
Dollar Tree, Inc.*	2,121	118,946
Target Corp.	31,482	1,893,012
		2,011,958

Multi-Utilities - 3.6%
Integrys Energy Group, Inc.	8,732	423,589
NiSource, Inc.	137,230	2,417,993
		2,841,582

Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	58,009	1,503,013
Cimarex Energy Co.	2,719	240,713
EnCana Corp.	83,589	2,434,112
		4,177,838

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	67,209	1,779,695
GlaxoSmithKline plc (ADR)	15,318	600,772
Johnson & Johnson	33,485	2,071,047
		4,451,514

Road & Rail - 1.1%
Ryder System, Inc.	16,860	887,510

Semiconductors & Semiconductor Equipment - 1.4%
Lam Research Corp.*	664	34,382
Texas Instruments, Inc.	34,060	1,106,950
		1,141,332

Software - 2.1%
CA, Inc.	23,076	563,977
Microsoft Corp.	38,669	1,079,639
		1,643,616

Specialty Retail - 1.1%
Advance Auto Parts, Inc.	501	33,141
TJX Co.'s, Inc.	18,533	822,680
		855,821

Trading Companies & Distributors - 3.6%
Applied Industrial Technologies, Inc.	14,069	456,961
W.W. Grainger, Inc.	17,420	2,405,876
		2,862,837

Total Equity Securities (Cost $70,350,892)		76,385,571

TOTAL INVESTMENTS (Cost $70,350,892) - 96.1%		76,385,571
Other assets and liabilities, net - 3.9%		3,111,213
NET ASSETS - 100%		$79,496,784

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Money Market shares are sold without a sales charge.  Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade.  Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2010:

	Total Investments	% of Net Assets
Balanced	$28,011,239	5.9%
Bond	53,495,851	6.2%
Equity	14,850,725	1.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$13,005,668	-	$13,005,668
Other debt obligations	-	142,020	-	142,020
Commercial paper	-	4,500,000	-	4,500,000
Variable rate demand notes	-	130,266,000	-	130,266,000
TOTAL	-	$147,913,688	-	$147,913,688

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$286,747,029	-	$8,256,681	$295,003,710
Limited partnership interest	-	-	2,560,011	2,560,011
Asset backed securities	-	$3,674,247	-	3,674,247
Collateralized mortgage-backed obligations	-	3,170,106	-	3,170,106
Commercial mortgage-backed securities	-	4,136,050	-	4,136,050
Corporate debt	-	81,915,148	7,453,752	89,368,900
Municipal obligations	-	25,881,018	-	25,881,018
U.S. government obligations	-	41,407,325	-	41,407,325
Other debt obligations	-	100,000	6,250,905	6,350,905
TOTAL	$286,747,029	$160,283,894	$24,521,349	$471,552,272

Other financial instruments**	$116,657	-	-	$116,657

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Equity Securities	Limited Partnership Interest
Balance as of 9/30/10	$7,866,501	$2,577,127
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	290,180	48,123
Purchases	100,000	-
Sales	-	(65,239)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 12/31/10	$8,256,681	$2,560,011

Balanced (cont.)	Corporate Debt	Other Debt Obligations	Total
Balance as of 9/30/10	$3,301,453	$6,196,633	$19,941,714
Accrued discounts/premiums	14,380	-	14,380
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(125,600)	54,272	266,975
Purchases	-	-	100,000
Sales	-	-	(65,239)
Transfers in and/ or out of Level 3[1]	4,263,519[2]	-	4,263,519
Balance as of 12/31/10	$7,453,752	$6,250,905	$24,521,349

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended December 31, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $116,353 for the Balanced Portfolio.

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$1,466,176	-	$1,750,000	$3,216,176
Asset backed securities	-	$24,586,000	-	24,586,000
Collateralized mortgage-backed obligations	-	20,836,729	-	20,836,729
Commercial mortgage-backed securities	-	24,925,055	-	24,925,055
Corporate debt	-	411,924,606	18,417,247	430,341,853
Municipal obligations	-	109,481,930	4,385,240	113,867,170
U.S. government obligations	-	208,007,867	-	208,007,867
Other debt obligations	-	18,012,046	3,023,205	21,035,251
TOTAL	$1,466,176	$817,774,233	$27,575,692	$846,816,101

Other financial instruments*	($259,135)	-	-	($259,135)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bond	Equity Securities	Corporate Debt	Municipal Obligations	Other Debt Obligations	Total
Balance as of 9/30/10	$1,675,000	$9,983,249	$0	$2,983,933	$14,642,182
Accrued discounts/premiums	-	17,012	-	-	17,012
Realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	75,000	(98,697)	(114,760)	39,272	(99,185)
Purchases	-	-	4,500,000	-	4,500,000
Sales	-	-	-	-	-
Transfers in and/ or out of Level 3[1]	-	8,515,683[2]	-	-	8,515,683
Balance as of 12/31/10	$1,750,000	$18,417,247	$4,385,240	$3,023,205	$27,575,692

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended December 31, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($400,051) for the Bond Portfolio.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$1,451,881,377	-	$5,454,933	$1,457,336,310
Limited partnership interest	-	-	1,927,964	1,927,964
Other debt obligations	-	$30,099,998	7,467,828	37,567,826
TOTAL	$1,451,881,377	$30,099,998	$14,850,725**	$1,496,832,100

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.0% of net assets.

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$76,385,571	-	-	$76,385,571
TOTAL	$76,385,571	-	-	$76,385,571

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2010, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$147,913,688	$445,798,006	$858,881,173
Unrealized appreciation	-	61,699,263	24,078,560
Unrealized depreciation	-	(35,944,997)	(36,143,632)
Net unrealized appreciation/ (depreciation)	-	$25,754,266	($12,065,072)

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,189,982,401	$70,424,375
Unrealized appreciation	326,204,534	6,284,446
Unrealized depreciation	(19,354,835)	(323,250)
Net unrealized appreciation/ (depreciation)	$306,849,699	$5,961,196

Capital Loss Carryforwards
Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-11	$6,847	-	-	-
30-Sep-13	6,183	-	-	-
30-Sep-14	211	-	-	-
30-Sep-15	2,100	-	-	-
30-Sep-17	-	$12,659,635	$12,754,798	$6,328,690
30-Sep-18	-	32,682,953	11,411,068	11,653,879

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$67,910
GEEMF Partners LP	-	160,117
Plethora Technology, Inc.	701,835	-
TOTALS	$901,835	$228,027

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Digital Directions International, Inc.	$683,778	$531,583
Global Resource Options, Inc.	2,700,000	2,182,937
New Day Farms, Inc.	500,000	72,037
TOTALS	$3,883,778	$2,786,557

NOTE D - OTHER

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $110,000 and $3,012,984 for the Balanced and Equity Portfolios, respectively, at December 31, 2010.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

MUTUAL FUNDS – 99.9%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I*	51,179	$1,530,237
Calvert Small Cap Fund, Class I	27,343	505,021
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	173,510	2,012,715
Calvert Social Investment Fund:
Bond Portfolio, Class I**	1,930,703	30,003,131
Enhanced Equity Portfolio, Class I	239,113	3,923,845
Equity Portfolio, Class I*	39,973	1,524,963
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	50,979	1,588,506
International Equity Fund, Class I	245,739	3,749,973

Total Mutual Funds (Cost $42,356,260)		44,838,391

TOTAL INVESTMENTS (Cost $42,356,260) – 99.9%		44,838,391
Other assets and liabilities, net – 0.1%		28,225
NET ASSETS – 100%		$44,866,616

* Non-income producing security.

** The Fund's investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 67% of the Fund's total investments.  The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital.  For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission's website at http://www.sec.gov or call 1-800-368-2745.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

MUTUAL FUNDS - 100.3%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	277,324	$2,260,194
Calvert Large Cap Growth Fund, Class I*	406,810	12,163,609
Calvert Small Cap Fund, Class I	448,033	8,275,173
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	454,305	5,269,941
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,547,641	39,590,340
Enhanced Equity Portfolio, Class I	1,124,581	18,454,367
Equity Portfolio, Class I*	352,772	13,458,238
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	185,793	5,789,297
Calvert International Opportunities Fund, Class I	198,954	2,550,593
International Equity Fund, Class I	1,139,822	17,393,678

Total Mutual Funds (Cost $124,601,934)		125,205,430

TOTAL INVESTMENTS (Cost $124,601,934) - 100.3%		125,205,430
Other assets and liabilities, net - (0.3%)		(314,379)
NET ASSETS - 100%		$124,891,051

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	210,947	$1,719,219
Calvert Large Cap Growth Fund, Class I*	250,206	7,481,155
Calvert Small Cap Fund, Class I	460,583	8,506,970
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	233,677	2,710,651
Calvert Social Investment Fund:
Bond Portfolio, Class I	365,648	5,682,167
Enhanced Equity Portfolio, Class I	699,318	11,475,802
Equity Portfolio, Class I*	250,476	9,555,648
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	127,471	3,971,995
Calvert International Opportunities Fund, Class I	152,907	1,960,273
International Equity Fund, Class I	815,600	12,446,056

Total Mutual Funds (Cost $67,576,364)		65,509,936

TOTAL INVESTMENTS (Cost $67,576,364) - 100.0%		65,509,936
Other assets and liabilities, net - 0.0%		6,159
NET ASSETS - 100%		$65,516,095

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

 CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies.  The operations of each series are accounted for separately.  The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”).  Each Fund offers Class A and Class C shares.  Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000.  The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders.  Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  Investments in the Underlying Funds are valued at their net asset value each business day.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$44,838,391	-	-	$44,838,391
TOTAL	$44,838,391	-	-	$44,838,391

Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$125,205,430	-	-	$125,205,430
TOTAL	$125,205,430	-	-	$125,205,430

Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$65,509,936	-	-	$65,509,936
TOTAL	$65,509,936	-	-	$65,509,936

Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.  Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares).  The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2010 and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$44,091,247	$129,720,644	$70,983,119
Unrealized appreciation	985,697	1,975,272	1,031,984
Unrealized depreciation	(238,553)	(6,490,486)	(6,505,167)
Net unrealized appreciation/ (depreciation)	$747,144	($4,515,214)	($5,473,183)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Conservative	Moderate	Aggressive
30-Sept-2017	$2,765	$505,630	$121,097
30-Sept-2018	-	244,394	2,287

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

                Filed herewith.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:          /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Senior Vice President – Principal Executive Officer

Date:       February 28, 2011

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby

President – Principal Executive Officer

Date:       February 28, 2011

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Senior Vice President – Principal Executive Officer

Date:       February 28, 2011

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       February 28, 2011